Investment securities (Details 5) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012
Held-to-maturity debt securities amortized cost disclosures
Due within 1 year, amortized cost	2
Due from 1 to 5 years, amortized cost	0
Due from 5 to 10 years, amortized cost	0
Due after 10 years, amortized cost	0
Total, amortized cost	2
Held-to-maturity debt securities fair value disclosures
Due within 1 year, fair value	2
Due from 1 to 5 years, fair value	0
Due from 5 to 10 years, fair value	0
Due after 10 years, fair value	0
Total, fair value	2
Held-to-maturity debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	4.41%
Total, average yield (as a percent)	4.41%
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	1,713
Due from 1 to 5 years, amortized cost	2,396
Due from 5 to 10 years, amortized cost	457
Due after 10 years, amortized cost	191
Total, amortized cost	4,757
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	1,713
Due from 1 to 5 years, fair value	2,529
Due from 5 to 10 years, fair value	483
Due after 10 years, fair value	201
Total, fair value	4,926
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	3.11%
Due from 1 to 5 years, average yield (as a percent)	3.10%
Due from 5 to 10 years, average yield (as a percent)	2.03%
Due after 10 years, average yield (as a percent)	2.39%
Total, average yield (as a percent)	2.97%